Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 30, 2019
Entity Registrant Name	dei_EntityRegistrantName	X-Square Balanced Fund, LLC
Entity Central Index Key	dei_EntityCentralIndexKey	0001763143
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Document Creation Date	dei_DocumentCreationDate	Oct. 30, 2019
Document Effective Date	dei_DocumentEffectiveDate	Oct. 30, 2019
Prospectus Date	rr_ProspectusDate	Oct. 30, 2019
X-Square Balanced Fund, LLC
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	X-SQUARE BALANCED FUND, LLC
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks conservation of capital, current income and long-term growth of capital and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the "Sales Charges" section on page 30 of the Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The Fund had not commenced operations as of the date of this Prospectus.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the contractual expense limitation until its expiration).  Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses on Class C Shares if you did not redeem your shares at the end of the period:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund uses a balanced approach to invest in a broad range of securities, including common stocks and investment-grade bonds (rated Baa3 or better or BBB or better by a Nationally Recognized Statistical Rating Organization designated by the Adviser or unrated but determined to be of equivalent quality).

Normally, the Fund will target a 60% allocation towards U.S. equity securities and a 40% allocation towards fixed income securities, including, but not limited to, investment-grade corporate debt, U.S. agency securities, and U.S. mortgage-related and other asset-backed securities and related derivatives. The Fund may also invest in securities of foreign issuers. Although the Fund focuses on investments in larger capitalization companies, the Fund's investments are not limited to a particular capitalization size. Certain less liquid or illiquid holdings of the Fund may include small- and micro-capitalization stocks.

The Fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by U.S. government agencies and instrumentalities. The percentage of the Fund's assets invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of Fund shares. The Adviser may determine that it is appropriate to invest a substantial portion of the Fund's assets in such instruments in response to certain circumstances, such as periods of market turmoil. The Fund may invest without limitation in such instruments for temporary defensive purposes.

The Fund is classified as non-diversified under the Investment Company Act of 1940 (the "1940 Act") and may invest more of its assets in fewer issuers than "diversified" mutual funds.

The Fund relies on the professional judgment of the Adviser to make decisions about the Fund's portfolio investments. The Adviser seeks to invest in attractively valued securities that, in its opinion, represent long-term investment opportunities. The Adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the Adviser believes that they no longer represent relatively attractive investment opportunities.

There is no guarantee that the Fund will achieve its investment objectives.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You may lose money by investing in the Fund. The Fund is subject to the following principal risks, more fully described in "Risk Factors" in this Prospectus.

Market Risk. The prices of, and the income generated by, the common stocks, bonds and other securities held by the Fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Liquidity Risk. Certain Fund holdings, such as micro-capitalization stocks and other thinly traded securities, may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the Fund may be unable to sell such holdings when necessary to meet its liquidity needs.

Credit Risk. The issuer of bonds or other debt securities may be unable or unwilling, or may be perceived as unable or unwilling, to make timely interest or principal payments or otherwise honor its obligations.

Interest Rate Risk. During periods of rising interest rates, the Fund's yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Fund's yield (and the market value of its securities) will tend to be higher. Securities with longer maturities tend to be more sensitive to changes in interest rates, causing them to be more volatile than securities with shorter maturities. Securities with shorter maturities tend to provide lower returns and be less volatile than securities with longer maturities. If interest rates rise, the Fund's yield may not increase proportionately, and the maturities of fixed income securities that have the ability to be prepaid or called by the issuer may be extended. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but are expected to increase in the future with unpredictable effects on the markets and the Fund's investments. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the Fund. A low or declining interest rate environment poses additional risks to the Fund's performance, including the risk that proceeds from prepaid or maturing instruments may have to be reinvested at a lower interest rate. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.

Large Cap Stock Risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the Fund to underperform investments that focus solely on small- or medium-capitalization stocks.

Issuer Risk. The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer's goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Income-Oriented Stock Risk. Income provided by the Fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the Fund invests.

Growth-Oriented Stock Risk. Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Management Risk. The Adviser actively manages the Fund's investments. Consequently, the Fund is subject to the risk that the methods and analyses employed by the Adviser in this process may not produce the desired results. This could cause the Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Mid Cap Stock Risk. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

Small Cap Stock Risk. Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally, the smaller the company size, the greater the risk.

Extension Risk. During periods of rising interest rates, a debtor may pay back a bond or other fixed income security slower than expected or required, and the value of such security may fall.

Mortgage-Related and Other Asset-Backed Securities Risk. Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the Fund having to reinvest the proceeds in lower yielding securities, effectively reducing the Fund's income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the Fund's cash available for reinvestment in higher yielding securities.

Non-Diversification Risk. To the extent that the Fund invests a relatively high percentage of its assets in the securities of a single issuer or group of issuers, the Fund's performance will be more vulnerable to changes in the market value of that single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence.

Asset-Backed Securities Risk. Asset-backed securities represent interests in pools of assets such as mortgages, automobile loans, credit card receivables and other financial assets. Asset-backed securities are subject to credit, interest rate, prepayment, extension, valuation and liquidity risk. These securities, in most cases, are not backed by the full faith and credit of the U.S. government and are subject to the risk of default on the underlying asset or loan, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain asset-backed securities.

Non-U.S. Securities Risk. Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the Fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Prepayment (or Call) Risk. Prepayment of the underlying mortgages or other collateral of some fixed income securities may result in a decreased rate of return and a decline in value of those securities.

LIBOR Risk. Many financial instruments may be tied to the London Interbank Offered Rate, or "LIBOR," to determine payment obligations, financing terms, hedging strategies, or investment value. LIBOR is the offered rate for short term Eurodollar deposits between major international banks. On July 27, 2017, the head of the UK Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Regulators and industry working groups have suggested alternative reference rates, but global consensus is lacking and the process for amending existing contracts or instruments to transition away from LIBOR remains unclear. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. As such, the transition away from LIBOR may lead to increased volatility and illiquidity in markets that are tied to LIBOR, reduced values of LIBOR-related investments, and reduced effectiveness of hedging strategies, adversely affecting the Fund's performance or NAV. In addition, the alternative reference rate may be an ineffective substitute resulting in prolonged adverse market conditions for the Fund.

Reinvestment Risk. The Fund may have difficulty reinvesting payments from debtors and may receive lower rates than from its original investments.

Derivatives Risk. Derivatives can be more sensitive to changes in interest rates and sudden fluctuations in market prices than conventional securities. Derivatives are also subject to liquidity and mispricing risks. Investments in derivative instruments, which may be leveraged, may result in losses exceeding the amounts invested. Derivatives are also subject to counterparty risk.

High-Yield Risk. The Fund's high-yield fixed income securities, sometimes known as "junk bonds" will be subject to greater credit risk, price volatility and risk of loss than investment grade securities, which can adversely affect the Fund's return and net asset value. High-yield securities are considered highly speculative and are subject to the increased risk of an issuer's inability to make principal and interest payments.

New Fund Risk. Because the Fund is new and has a limited operating history it may not grow or maintain an economically viable size, in which case the Board of Managers (the "Board") of the Fund may determine to liquidate the Fund.

U.S. Government Securities Risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this Fund fits into your overall investment program.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this Fund fits into your overall investment program.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	To the extent that the Fund invests a relatively high percentage of its assets in the securities of a single issuer or group of issuers, the Fund's performance will be more vulnerable to changes in the market value of that single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund is new and does not yet have a full calendar year of performance. After the Fund has been in operation for a full calendar year, total return information will be presented. Updated performance information for the Fund is available and may be obtained on the Fund's website at www,xsquarecapital.com or by calling 1-833-X-SQUARE, which will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new and does not yet have a full calendar year of performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-833-X-SQUARE
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www,xsquarecapital.com
X-Square Balanced Fund, LLC | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SQBFX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee (as a percentage of amount redeemed, on shares held for 90 days or less)	rr_RedemptionFeeOverRedemption	(1.00%)
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	3.17%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	4.42%
Fee waiver/reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.67%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver/Reimbursement	rr_NetExpensesOverAssets	2.75%
One Year	rr_ExpenseExampleYear01	$ 813
Three Years	rr_ExpenseExampleYear03	$ 1,672
X-Square Balanced Fund, LLC | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SQCBX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee (as a percentage of amount redeemed, on shares held for 90 days or less)	rr_RedemptionFeeOverRedemption	(1.00%)
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	3.17%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	5.17%
Fee waiver/reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.67%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver/Reimbursement	rr_NetExpensesOverAssets	3.50%
One Year	rr_ExpenseExampleYear01	$ 453
Three Years	rr_ExpenseExampleYear03	1,400
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	353
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 1,400
X-Square Balanced Fund, LLC | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SQBIX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee (as a percentage of amount redeemed, on shares held for 90 days or less)	rr_RedemptionFeeOverRedemption	(1.00%)
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	3.17%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	4.17%
Fee waiver/reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.67%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver/Reimbursement	rr_NetExpensesOverAssets	2.50%
One Year	rr_ExpenseExampleYear01	$ 253
Three Years	rr_ExpenseExampleYear03	$ 1,115

[1]	Investments in Class C shares will be subject to a 1.00% contingent deferred sales charge if the shares are sold within 12 months of purchase, unless you qualify for a waiver. See "Sales Charges - Contingent Deferred Sales Charge Waivers."
[2]	Based on estimated amounts for the current fiscal year.
[3]	X-Square Capital, LLC (the "Adviser") has contractually agreed to reduce its fees and/or absorb expenses of the Fund, for at least one year from the effective date of the Fund's prospectus, to ensure that Net Annual Operating Expenses (including offering expenses, but excluding taxes, extraordinary expenses, reorganization expenses, brokerage commissions, interest, other expenditures that are not capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of such Fund's business) will not exceed 2.75%, 3.50% and 2.50% of the Fund's average daily net assets for Class A, Class C and Institutional Class, respectively. The Adviser will be permitted to recover, on a class-by-class basis, any fees waived and/or expenses reimbursed to the extent that the Fund's expenses in later periods fall below the lesser of (i) the expense limitation in effect at the time the fees and/or expenses to be recovered were waived and/or reimbursed and (ii) the expense limitation in effect at the time the Adviser seeks to recover the fees or expenses. The Adviser will not be entitled to recover any such waived or reimbursed fees and expenses more than three years after the date on which the fees were waived or expenses were reimbursed. The Adviser may not terminate this waiver arrangement without the approval of the Fund's Board of Managers.